Business combinations - Ecwid Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 01, 2021 USD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares $ / shares
Disclosure of detailed information about business combination [line items]
Revenue of acquiree		$ 76,107
Ecwid
Disclosure of detailed information about business combination [line items]
Fair value of net assets acquired, less cash acquired	$ 595,260
Cash and cash equivalents	$ 161,922
Number shares issued as consideration (in shares) | shares	4,471,586	41,410
Fair value per share transferred (in USD per share) | $ / shares	$ 98.18	$ 98.18
Acquisition-related costs		$ 3,278
Amortization period, unrecognized expense		2 years
Contingent consideration recognised as of acquisition date	$ 12,805
Indemnified liabilities at acquisition date	$ 5,660
Ecwid | Equity-Settled Share-Based Payment Arrangement
Disclosure of detailed information about business combination [line items]
Number shares issued as consideration (in shares) | shares	371,088
Fair value per share transferred (in USD per share) | $ / shares	$ 98.18
Amortization period, unrecognized expense	2 years
Ecwid | Restricted Share Units (RSU)
Disclosure of detailed information about business combination [line items]
Number shares issued as consideration (in shares) | shares		49,875
Fair value per share transferred (in USD per share) | $ / shares		$ 98.18
Amortization period, unrecognized expense		2 years
Ecwid | Acquired software technologies
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill		5 years